Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Subsidiaries Office Business shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Description of Business [Abstract]
Number of subsidiaries | Subsidiaries	1
Number of stores | Office	21
Industry Segment Information [Abstract]
Number of reported lines of business | Business	2
Loans [Abstract]
Loans held for sale	$ 70	$ 0
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 121,148
Foreclosed Assets [Abstract]
Foreclosed assets	49	$ 540
Goodwill [Abstract]
Goodwill impairment	0	0
Mortgage Servicing Rights [Abstract]
MSR assets	$ 458	$ 357
Earnings Per Share [Abstract]
Number of weighted average common shares outstanding (in shares) | shares	4,787,446	4,767,279	4,725,971
Restrictions on Cash [Abstract]
Restricted cash	$ 121,839	$ 38,794
Unsecured [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	4.22%	5.00%
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	39 years
Residential Real Estate Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	36.00%	40.15%
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Concentrations of Credit Risk [Abstract]
% Total Loans	29.86%	28.75%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Loans maturity period	6 years
Concentrations of Credit Risk [Abstract]
% Total Loans	15.56%	18.16%
Commercial and Industrial Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	5 years
Concentrations of Credit Risk [Abstract]
% Total Loans	18.58%	12.94%